                                     American Skandia Advisor Funds, Inc. ("ASAF" or the "Funds")
        Supplement dated January 26, 2004 to the Prospectus and Statement of Additional Information ("SAI") dated March 1, 2003

(1)      All Funds - Pricing of Class C Shares

         The  following  information  is added to the  section of the  Prospectus  entitled  "How to Buy  Shares - Purchase  of Class C
Shares" on page 120 of the Prospectus:  "Effective  February 2, 2004, Class C shares purchased on or after February 2, 2004 will not be subject to an initial sales charge."

          In addition,  reference to "an initial  sales charge of 1%" is deleted  from  footnote (3) on page 51 of the  Prospectus  and reference  to "an initial  sales charge of 1% of the offering  price  (1.01% of the amount  invested)"  is deleted from page 120 of the
Prospectus  under the section  entitled  "Purchase  of Class C Shares".  Also,  the  paragraph on page 121 of the  Prospectus  entitled
"Waiver of Class C Initial Sales Charge" is deleted.

         The following  information  replaces the section of the Prospectus  entitled  "Expense  Information - Shareholder  Transaction
Expenses":

Shareholder Transaction Expenses:
(fees paid directly from your investment)
                                              High Yield Bond & Total Return Bond                   All Other Funds:
                                                             Funds:                          (other than Class A shares of
                                                                                                 Money Market Fund)(1)
                                              Class A      Class B & X     Class C          Class A    Class B & X    Class C
Maximum Sales Charge (Load) on
Purchases                                       4.25%         None           None             5.75%        None         None
(as % of offering price)
Maximum Contingent Deferred Sales
Charge                                          None(2)       6.00%(3)       1.00%(3)         None(2)
(Load) (as % of original purchase                                                                      6.00%(3)     1.00%(3)
price)
Redemption Fee                                  None(4)       None(4)        None(4)          None(4)      None(4)      None(4)
Exchange Fee                                    None          None           None             None         None         None

         The following  information  replaces the section of the Prospectus  entitled "Expense Examples - Full Redemption" and "Expense
Example - No Redemption", respectively, with respect to Class C shares of each Fund:

Expense Examples

         This  example is intended to help you compare the cost of  investing  in the Funds with the cost of  investing in other mutual funds.

         Full  Redemption.  This Example  assumes that you invest $10,000 in a Fund for the time periods  indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your  investment has a 5% return each year,  that the Funds'
total  operating  expenses  remain the same, and that the Funds'  expense  waivers and  reimbursements  remain in effect until March 1,
2004.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Full Redemption
                                                    1 Year             3 Years              5 Years          10 Years
International Equity
     Class C                                         $425                $992                $1,683             $3,522
William Blair International Growth
     Class C                                          389                 886                 1,508              3,185
PBHG Small-Cap Growth
     Class C                                          380                 859                 1,464              3,099
DeAM Small-Cap Growth
     Class C                                          414                 960                 1,630              3,420
Gabelli Small-Cap Value
     Class C                                          370                 829                 1,415              3,003
Goldman Sachs Mid-Cap Growth
     Class C                                          457               1,085                 1,836              3,809
Neuberger Berman Mid-Cap Value
     Class C                                          355                 785                 1,340              2,856
INVESCO Technology
     Class C                                          479               1,152                 1,944              4,010
INVESCO Health Sciences
     Class C                                          464               1,109                 1,873              3,880
ProFund Managed OTC
     Class C                                          396                 907                 1,543              3,252
Marsico Capital Growth
     Class C                                          354                 782                 1,335              2,846
Goldman Sachs Concentrated Growth
     Class C                                          379                 856                 1,459              3,090
DeAM Large-Cap Growth
     Class C                                          1,514             3,860                 5,833              9,279
T. Rowe Price Tax Managed
     Class C                                          571               1,416                 2,368              4,771
Sanford Bernstein Core Value
     Class C                                          375                 844                 1,440              3,051
Sanford Bernstein Managed Index 500
     Class C                                          338                 733                 1,255              2,686
Alliance Growth and Income
     Class C                                          362                 805                 1,375              2,925
MFS Growth with Income
     Class C                                          401                 921                 1,567              3,299
INVESCO Capital Income
     Class C                                          338                 733                 1,255              2,686
American Century Strategic Balanced
     Class C                                          354                 782                 1,335              2,846
Federated High Yield Bond
     Class                                            321                 682                 1,169              2,513
PIMCO Total Return Bond
     Class C                                          308                 643                 1,103              2,379
Money Market
     Class C                                          295                 603                 1,037              2,243

         No  Redemption.  You would pay the  following  expenses  based on the above  assumptions  except  that you do not redeem  your shares at the end of each period:

                                                     1 Year             3 Years              5 Years          10 Years
   International Equity
        Class C                                        $325               $992                $1,683             $3,522
   William Blair International Growth
        Class C                                         289                886                 1,508              3,185
   PBHG Small-Cap Growth
        Class C                                         280                859                 1,464              3,099

   DeAM Small-Cap Growth
        Class C                                         314                960                 1,630              3,420
   Gabelli Small-Cap Value
        Class C                                         270                829                 1,415              3,003
   Goldman Sachs Mid-Cap Growth
        Class C                                         357              1,085                 1,836              3,809
   Neuberger Berman Mid-Cap Value
        Class C                                         255                785                 1,340              2,856
   INVESCO Technology
        Class C                                         379              1,152                 1,944              4,010
   INVESCO Health Sciences
        Class C                                         364              1,109                 1,873              3,880
   ProFund Managed OTC
        Class C                                         296                907                 1,543              3,522
   Marsico Capital Growth
        Class C                                         254                782                 1,335              2,846
   Goldman Sachs Concentrated Growth
        Class C                                         279                856                 1,459              3,090
   DeAM Large-Cap Growth
        Class C                                       1,414              3,860                 5,853              9,279
   T. Rowe Price Tax Managed
        Class C                                         471              1,416                 2,368              4,771
   Sanford Bernstein Core Value
        Class C                                         275                844                 1,440              3,051
   Sanford Bernstein Managed Index 500
        Class C                                         238                733                 1,255              2,686
   Alliance Growth and Income
        Class C                                         262                805                 1,375              2,925
   MFS Growth with Income
        Class C                                         301                921                 1,567              3,299
   INVESCO Capital Income
        Class C                                         238                733                 1,255              2,686
   American Century Strategic Balanced
        Class C                                         254                782                 1,335              2,846
   Federated High Yield Bond
        Class C                                         221                682                 1,169              2,513
   PIMCO Total Return Bond
        Class C                                         208                643                 1,103              2,379
   Money Market
        Class C                                         195                603                 1,037              2,243

(2)      ASAF DeAM Large Cap Growth Fund

         (a) The sub-advisory  agreement  between  Prudential  Investments LLC ("PI") and American Skandia  Investment  Services,  Inc.
("ASISI" and together with PI, the "Investment  Manager") and Deutsche Asset  Management,  Inc.  ("DeAM") with respect to the ASAF DeAM
Large Cap Growth  Fund (the "Large Cap Growth  Fund")  will be  terminated  effective  at the close of  business  on January 30,  2004.
Effective  February 2, 2004,  pursuant to a new interim  sub-advisory  agreement  for a period of up to 150 days,  the Large Cap Growth
Fund will be sub-advised by Jennison Associates LLC ("Jennison") and will be renamed the ASAF Large Cap Growth Fund.

         Accordingly,  effective  February 2, 2004, all references in the Prospectus and SAI to the ASAF DeAM Large Cap Growth Fund are
replaced  by  references  to the ASAF Large Cap Growth Fund and  references  to DeAM in  connection  with the Large Cap Growth Fund are replaced  by  references  to  Jennison.  In  addition,  the  section  of  the  Prospectus  entitled  "Management  of the  Funds  -- The
Sub-Advisors" is revised by deleting  reference to management of the Large Cap Growth Fund in the sub-section  relating to DeAM on page
128 and adding a sub-section relating to Jennison as follows:

         Jennison  Associates LLC,  located at 466 Lexington  Avenue,  New York, New York 10017,  serves as Sub-advisor to the
         ASAF Large Cap Growth  Fund.  Jennison  has served as an  investment  advisor  since 1969 and has advised  investment companies since 1990.  As of September 30, 2003, Jennison had approximately $54 billion in assets under management.

         The ASAF Large Cap Growth Fund is  co-managed by Spiros "Sig"  Segalas,  Kathleen A.  McCarragher  and Michael A. Del
         Balso.  Mr.  Segalas,  Director,  President  and Chief  Investment  Officer of  Jennison,  is also one of  Jennison's founding members.  He has served as a portfolio  manager of the Fund since Jennison became the Fund's  sub-advisor in
         February 2004. Mr.  Segalas has been in the investment  business for over 43 years and has managed equity  portfolios for investment  companies  since 1990. He earned his B.A. from  Princeton  University and is a member of The New York
         Society of Security  Analysts,  Inc. Ms.  McCarragher,  Director and Executive  Vice  President of Jennison,  is also
         Jennison's  Head of Growth Equity.  She has served as portfolio  manager of the Fund since Jennison became the Fund's sub-advisor in February  2004.  Ms.  McCarragher  has been in the  investment  business since 1982.  Prior to joining
         Jennison in May 1998, she was a Managing  Director and Director of Large-Cap  Growth Equities at Weiss,  Peck & Greer
         L.L.C.  She earned her B.B.A with honors from the  University  of  Wisconsin  and her M.B.A.  from  Harvard  Business
         School.  Mr. Del Balso,  Director and Executive Vice President of Jennison,  is also Jennison's  Director of Research for Growth Equity. He has served as a portfolio  manager of the Fund since Jennison became the Fund's  sub-advisor in
         February  2004.  Mr.  Del  Balso  has been in the  investment  business  for over 35 years  and has been  part of the
         Jennison  investment  team  since  1972.  He earned  his B.S.  from Yale  University  and his  M.B.A.  from  Columbia
         University and is a member of The New York Society of Security Analysts.

         (b) The Board of Directors of ASAF unanimously  approved,  on January 23, 2004, a Plan of Reorganization (the "Plan") pursuant to which the Large Cap  Growth  Fund would  transfer  substantially  all of its assets to the  Jennison  Growth  Fund,  a series of The
Prudential  Investment  Portfolios,  Inc. As a result of the  reorganization,  shareholders  of the Large Cap Growth Fund would receive shares of the  Jennison  Growth  Fund in  exchange  for their  shares of the Large Cap Growth  Fund and the Large Cap Growth Fund would cease  operations.  The Plan requires  approval of the  shareholders of the Large Cap Growth Fund and will be submitted to shareholders for their  consideration  at a special  meeting to be held by May 2004. If the Plan is approved by shareholders of the Large Cap Growth
Fund, the reorganization is expected to become effective shortly thereafter.

         (c) The Board of Directors of ASAF  unanimously  approved,  on January 23,  2004, a change in the  investment  strategy of the
Large Cap Growth Fund.  Accordingly,  the  following  language is deleted  from page 10 of the  Prospectus  under the section  entitled
"Risk/Return  Summary - Capital Growth Funds - Principal  Investment  Strategies - DeAM Large Cap Growth Fund", and from page 91 of the
Prospectus under the section entitled "Investment Programs of the Funds - ASAF DeAM Large Cap Growth Fund":

         The  Sub-advisor  employs an  investment  strategy  that seeks to maintain a  portfolio  of equity  securities  which approximates  the market risk of those stocks  included in the Russell 1000 Growth Index,  but which  outperforms the
         Russell 1000 Growth Index through active stock selection.

         The targeted  tracking error of this Fund is 4% with a normal  deviation of +/- 1%. It is possible that the deviation may be higher.  For purposes of this Fund,  the strategy of attempting to correlate a stock  portfolio's  market risk with that of a particular  index, in this case the Russell 1000 Growth index,  while improving upon the return of the same index through active stock selection, is called a "managed alpha" strategy.